SHORT-TERM INVESTMENTS - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023
SHORT-TERM INVESTMENTS
Gain on investment	$ 50,039	$ 28,085
Fair value and recognized an unrealized gain	$ 0	$ 707	$ 15,395
Minimum
SHORT-TERM INVESTMENTS
Maturity period of investments	3 months	3 months
Maximum
SHORT-TERM INVESTMENTS
Maturity period of investments	12 months	12 months